Commitments and contingencies (Details) $ in Millions			9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Jul. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) suretyProvider	Dec. 31, 2020 USD ($) suretyProvider	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Number of surety providers | suretyProvider			6	5
Surety Bond
Loss Contingencies [Line Items]
Aggregate principal amount			$ 56.4	$ 46.2
Amount outstanding			32.0	23.9
Broad Street Investigation
Loss Contingencies [Line Items]
Damages sought by other parties	$ 3.9	$ 3.9
Estimated accrual for potential losses			$ 1.1	$ 0.6	$ 0.0